Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes Goodwill And Intangible Assets Tables [Line Items]
Discount and growth rates

Discount and growth rates
Discount rates Growth rates
In % 31.12.24 31.12.23 31.12.24 31.12.23
Global Wealth Management Americas 9.5 9.5 3.8 3.8
Global Wealth Management Switzerland and International 9.5 9.5 3.7 3.4
Asset Management 9.0 9.0 3.3 3.3

Goodwill and intangible assets

USD m Goodwill
Intangible
assets
1
2024 2023
Historical cost
Balance at the beginning of the year 6,043 2,964 9,006 7,641
Acquisition of the Credit Suisse Group
2
0 0 0 1,287
Additions 0 7 7 6
Disposals
3
0 (1) (1) (40)
Reclassifications
4
0 (384) (384) 0
Foreign currency translation (52) (135) (187) 112
Balance at the end of the year 5,990 2,451 8,441 9,006
Accumulated amortization and impairment
Balance at the beginning of the year 0 1,491 1,491 1,374
Amortization 0 190 190 134
Impairment / (reversal of impairment) 0 1 1 0
Disposals
3
0 0 0 (30)
Reclassifications 4 0 (96) (96) 0
Foreign currency translation 0 (32) (32) 13
Balance at the end of the year 0 1,554 1,554 1,491
Net book value at the end of the year 5,990 897 6,887 7,515
of which: Global Wealth Management Americas 3,706 28 3,734 3,748
of which: Global Wealth Management Switzerland and International 1,158 113 1,271 1,236
of which: Personal & Corporate Banking 0 657 657 908
of which: Asset Management 1,127 0 1,127 1,149
of which: Investment Bank 0 98 98 135
of which: Non-core and Legacy 0 1 1 339
1 Intangible assets

mainly include customer

relationships, core

deposits, contractual

rights and the

fully amortized branch

network intangible asset

recognized in connection

with the acquisition

of PaineWebber
Group, Inc. in 2000.

2 Refer to Note 2 for more information about the acquisition of the

Credit Suisse Group.

3 Reflects the derecognition of goodwill allocated to businesses and intangible assets held by entities that have been disposed of.

4 In 2024, certain intangible assets were reclassified to Assets of disposal group held for sale. Refer to Note 29 for more information.

Estimated aggregated amortization expenses for intangible assets	USD m Intangible assets Estimated aggregated amortization expenses for: 2025 126 2026 122 2027 122 2028 117 2029 111 Thereafter 296 Not amortized due to indefinite useful life 3 Total 897